Leases - ROU Assets and Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
ROU assets—Property, plant and equipment	$ 1,170	$ 984
Lease liabilities
Short-term debt	279	198
Long-term debt	$ 874	$ 803